U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

            INVESCO Funds Group, Inc.
            7800 E. Union Avenue
            Denver, Colorado 80237

2. Name of each series or class of funds for which this notice is filed:

            INVESCO Variable Investment Funds, Inc.-
            INVESCO VIF-High Yield Portfolio
            INVESCO VIF-Industrial Income Portfolio
            INVESCO VIF-Total Return Portfolio
            INVESCO VIF-Utilities Portfolio

3.    Investment Company Act File Number:   811-8038

      Securities Act File Number:  033-70154

4.    Last day of fiscal year for which this notice is filed:

            December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:



6.    Date of termination of issuer's declaration under rule 24f-
      2(a)(1), if applicable (see Instruction A.6):

            Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            0

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

9. Number and aggregate sale price of securities sold during the fiscal year:

            Shares = 3,231,694            $41,498,905

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

            Shares = 3,231,694            $41,498,905

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

            N/A

12.   Calculation of registration fee:

      (i)     Aggregate sale price of securities
              sold during the fiscal year in
              reliance on Rule 24f-2
              (from Item 10):                                   $  41,498,905
                                                                -------------

      (ii)    Aggregate price of shares issued
              in connection with dividend
              reinvestment plans (from Item 11,
              if applicable):                                   +     N/A
                                                                --------------
      (iii)   Aggregate price of shares redeemed
              or repurchased during the fiscal
              year (if applicable):                             -  11,948,244
                                                                -------------
      (iv)    Aggregate  price of shares redeemed or
              repurchased and previously applied as a
              reduction to filing fees pursuant to Rule
              24e-2 (if applicable):                            +     N/A
                                                                --------------
      (v)     Net  aggregate  price of  securities sold
              and  issued  during the fiscal year in
              reliance on Rule 24f-2 [line (i),  plus
              line (ii), less line (iii), plus line (iv)]
              if applicable:                                    $   29,550,661
                                                                --------------
      (vi)    Multiplier prescribed by Section
              6(b) of the Securities Act of 1933
              or other applicable law or regula-
              tion (see Instruction C.6):                       x      1/3300
                                                                -------------
      (vii)   Fee due [line (i) or line(v)
              multipled by line (vi)]:                             $    0.00*
                                                                   ==========

* No fee is due because all net sales were to registered insurance company separate accounts.

Instruction:     Issuers  should  complete  lines  (ii),   (iii),   (iv),  and
                 (v)  only  if  the  form  is  being  filed   within  60  days
                 after   the  close  of  the   issuer's   fiscal   year.   See
                 Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Information and Other Procedures (17 CFR 202.3a).



Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

              N/A

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                              INVESCO Variable Investment Funds, Inc. -
                              INVESCO VIF-High Yield Portfolio
                              INVESCO VIF Industrial Income Portfolio
                              INVESCO VIF Total Return Portfolio
                              INVESCO VIF Utilities Portfolio


                              By: /s/ Dan J. Hesser
                                  --------------------------------
                                  Dan J. Hesser
                                  President and Chief Executive Officer



                              Date:   February 19, 1997